Putnam
Global
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In the same way that jet travel seemed to shrink the world at mid century the Internet and other communications breakthroughs are continuing to narrow the distances between people -- at the speed of light -- as the century draws to a close. Such dramatic technological developments, then and now, inevitably capture the attention of investors and generally play a prominent role in the makeup of growth-oriented portfolios.

As the management team reflects on the current performance of Putnam Global Growth Fund, we see that this focus on technology was very much the case during the first half of fiscal 1999. It was not, however, the only object of the managers' attention; continuing volatility in the global equity markets kept them well challenged, as you will see in the following report.

I am pleased to announce the addition of David Santos to the fund's management team. Dave has been with Putnam since 1986 and is now a member of the Large Cap Growth Equity Group. He has 13 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 15, 1999



Report from the Fund Managers

Robert Swift
Lisa Svensson
Kelly A. Morgan
Manuel Weiss Herrero
David Santos

Putnam Global Growth Fund's semiannual period, which ended April 30, 1999, encompassed a range of market highs and lows that would generally be expected to occur over much longer periods. Stocks of select larger, rapidly growing companies, particularly U.S. companies, staged a sustained rally following the avoidance of a global financial crisis. By April, however, investors began to allocate additional money to more value-oriented stocks -- to the detriment of growth stocks -- in cyclical sectors such as energy and basic industries as signs of a more global economic recovery began to emerge.

Despite this market backdrop, we believe we were successful in targeting rapidly growing companies that represent some of the most dynamic industries of tomorrow. Over this period, the fund outperformed the Morgan Stanley Capital International All-Country World Free Index, which returned 20.37% for the six months ended April 30, 1999.

Total return for 6 months ended 4/30/99

     Class A              Class B              Class C           Class M
   NAV     POP          NAV     CDSC         NAV     CDSC      NAV     POP
----------------------------------------------------------------------------
  21.38%  14.42%       20.89%   15.89%      20.97%   19.97%   21.13%   16.84%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.


* TECHNOLOGY-RELATED COMPANIES REMAIN FOCUS FOR LONG-TERM GROWTH

Thanks to the global growth of the Internet and the rapidly rising demand for quick and seamless communication of data, the once-distinct lines dividing technology-related industries are now blurring. Personal computer, semiconductor, software, cable, cellular, data communications, and telecommunications equipment companies are all benefiting today from this convergence of industries that are moving to address the needs of consumers and businesses. Certainly U.S.-based companies are leaders in these industries, and the fund's substantial positions in companies such as Microsoft, Lucent Technologies, and Intel reflect this leadership. However, the growth of the Internet is truly global and it puts significant pressure on both corporations and individuals everywhere to increase their spending on equipment, ranging from PCs to telecommunications infrastructure.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United
States         48.1%

United
Kingdom        13.5%

Japan          10.9%

France          6.7%

Netherlands     3.0%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.


Morningstar, an independent mutual fund rating agency, gave Putnam Global Growth Fund's class A shares 4 out of 5 stars for overall performance as of April 30, 1999 (based on the fund's average annual returns for the 3-, 5-, and 10-year periods). Only 22.5% of the 944 international equity funds rated received 4 stars.

Past performance is not indicative of future results. Performance of other share classes will vary. Morningstar ratings reflect risk-adjusted performance through 4/30/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 3-, 5-, and 10-year performance, the fund received 4 stars. There were 944, 464, and 112 international equity funds rated, respectively, 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars.


For example, there has been an explosion in worldwide demand for cellular and data communications services. Cellular subscriptions around the world continue to grow exponentially. We took advantage of this growth through a position in telecommunications equipment leader Nokia of Finland, which continues to take market share from rivals Ericsson of Sweden and Motorola of the United States. U.S.-based QUALCOMM and Lucent Technologies, Matsushita Communications of Japan, and Northern Telecom of Canada also benefited from the ever-increasing demand for mobile communications.

The importance of cable as a household's link to the Internet is evident not only in the United States with AT&T's recent agreement to acquire MediaOne but also in some of the U.K. holdings we have added to in the portfolio. We have targeted companies such as Telewest, which has seen its business fundamentals improve along with the regulatory environment in Britain. With the bulk of Telewest's high-speed Internet access infrastructure complete, the company can now focus on growing its customer base. British Telecom, a top holding of the fund, has also enjoyed accelerating revenue growth as Internet usage has become more prevalent.


Putnam Global Growth Fund's class A shares were ranked in the top quartile by Lipper for the 1-year period ended April 30, 1999. The fund ranked in the top 14%, or 32 out of 231 global funds ranked.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 22 out of 83 funds (27%) for the five-year period and 6 out 21 (28%) for the 10-year period.


In the past six months, the fund has targeted European IT services companies involved with business systems upgrades required for one of three key reasons: the need to incorporate the euro in financial operations, business consolidations growing out of the wave of merger and acquisition activity, and Y2K readiness. Examples of fund holdings benefiting from this demand include Sema and CMG in the United Kingdom and Cap Gemini in France. Another new type of business seeing explosive growth worldwide is the outsourcing of data telecommunications services by multinationals. One company we have focused on is Equant, which is based in the Netherlands but has an extensive global network. The company offers strong growth prospects as it provides data services to businesses around the world. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG CONSUMER DEMAND BUOYS MAJOR MARKETS

One constant of the past six months has been the strength of U.S. consumer demand. The U.S. consumer has been credited with helping to avert a global recession last year and is considered a source of demand that may be helping to rekindle growth in areas such as Asia. The prevalence of consumer demand in Europe and Australia has received less attention but is no less significant. Consumer growth has almost single-handedly kept European economic growth positive as manufacturing has stalled, and since 1997, consumer demand has made the Australian market a beachhead in an otherwise uncertain southern Asian market environment. Growth in the consumer segment of all these economies has been the result of low interest rates and higher rising personal incomes.


Internet investments move beyond high tech

The Internet is bringing fundamental changes in both the way people communicate and the way goods and services are bought and sold around the world. We have positioned the fund in growing industries that are benefiting now and should continue to benefit from the growth of the Internet. Through intensive fundamental research, we have identified companies in technology, telecommunications, financial services, and retail that are growing their businesses today as a result of the Internet. For example, the convergence of voice, data, and video through cable and phone lines has created the primary battleground for telecommunications and cable companies today. The growth of the Internet has also created an explosion in the volume of data moving through communications networks (data traffic has now surpassed voice traffic), forcing telecommunications companies to continually increase the capacity of their networks and seek more advanced switching technology. Your fund is taking advantage of this trend through positions in technology and telecommunications companies as well as in industries such as retail and financial services that are expanding their business over the Internet.


We have positioned the fund to take advantage of consumer growth in several different ways. The most significant avenue has been through large, U.S.-based retailing franchises like Wal-Mart. Additionally we have targeted well-established, broad-based financial companies such as American Express, Citigroup, and Providian Financial that prosper as people become more willing to take advantage of these companies' wide-ranging services.

Outside the United States, we held Accor of France. This company benefited from rising occupancy rates -- and thus better pricing -- at its hotel chains in Europe and the United States. In addition, the increasingly global food retailing industry was important to the fund. Several past and current holdings have benefited from a tremendous amount of cross-border mergers and acquisitions in this area. Within food retailing and to take advantage of the strong Australian economy, the fund held a position in a leading supermarket company, Coles Myer.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Oy Nokia AB Class A
Finland
Telecommunications

Microsoft Corp.
United States
Computer services and software

British Telecommunications
PLC ADR
United Kingdom
Telecommunications

General Electric Co.
United States
Electronics and electrical equipment

Fujitsu Ltd.
Japan
Computer services and software

Wal-Mart Stores, Inc.
United States
Retail

Lucent Technologies, Inc.
United States
Telecommunications

Mannesmann AG
Germany
Business equipment and services

Telewest Communications PLC
United Kingdom
Telecommunications

Intel Corp.
United States
Electronics and electrical equipment

Footnote reads:
These holdings represent 16.0% of the fund's net assets as of 4/30/99. Portfolio holdings will vary over time.


* JAPANESE STOCKS ADDED TO TAKE ADVANTAGE OF SELECTED GROWTH OPPORTUNITIES

During the fund's semiannual period, we identified several pockets of growth potential in the otherwise depressed Japanese economic environment. In addition to telecommunications equipment and pharmaceuticals, one area that continues to show astounding growth is consumer and business finance. We targeted this area through companies such as Shohkoh Fund, which lends to small businesses. As demand for credit continues its relentless rise, companies such as Shohkoh Fund are able to charge high interest rates relative to their cost of funds, giving them some of the highest lending spreads -- and thus profitability -- in the world.

One of the fund's top holdings is Fujitsu, a leading technology company that owns Japan's largest Internet service provider and has a rapidly growing software and service business. The company is downsizing less profitable manufacturing units and focusing instead on the potentially more profitable software development area -- a type of strategic decision that until recently was extremely rare in Japanese business.

* GROWTH STILL PREVALENT DESPITE RECENT MOVE TO CYCLICALS

The recent upsurge in the stock prices of cyclical and value-oriented companies has come as a result of investors' belief that the world outside the United States may be entering an expansionary phase. However, we do not find the level of superior revenue and earnings growth rates that our growth investment discipline demands in companies of this type.

Instead, in continuing our focus on high-quality large-capitalization growth stocks from around the world, we will maintain our company-by-company, research-driven strategy of evaluating individual stocks. While the United States currently still offers attractive growth companies, we are continuously reevaluating new opportunities in the United Kingdom and Japan while maintaining a strong presence in fast-growing Continental European companies that are poised to benefit from more open markets in that region.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations.



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Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam
Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                        Class A         Class B          Class C        Class M
(inception dates)      (9/1/67)        (4/27/92)        (2/1/99)        (3/1/95)
                    NAV      POP     NAV     CDSC     NAV    CDSC     NAV     POP
-------------------------------------------------------------------------------------
6 months           21.38%   14.42%  20.89%   15.89%  20.97%   19.97%  21.13%   16.84%
-------------------------------------------------------------------------------------
1 year             14.32     7.77   13.40     8.40   13.46    12.46   13.82     9.84
-------------------------------------------------------------------------------------
5 years           103.65    91.98   95.99    93.99   96.07    96.07   98.48    91.56
Annual average     15.29    13.93   14.41    14.17   14.41    14.41   14.69    13.88
-------------------------------------------------------------------------------------
10 years          231.35   212.30  206.18   206.18  207.49   207.49  214.32   203.32
Annual average     12.73    12.06   11.84    11.84   11.89    11.89   12.13    11.74
-------------------------------------------------------------------------------------
Annual average
(life of fund)     11.15    10.94   10.10    10.10   10.31    10.31   10.39    10.26
-------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/99

                                              MSCI
                                              World           Consumer
                                            Free Index       price index
----------------------------------------------------------------------------
6 months                                      20.37%            1.47%
----------------------------------------------------------------------------
1 year                                        15.09             2.28
----------------------------------------------------------------------------
5 years                                      109.53            12.75
Annual average                                15.95             2.43
----------------------------------------------------------------------------
10 years                                     189.85            35.01
Annual average                                11.23             3.05
----------------------------------------------------------------------------
Annual average
(life of fund)                                11.55*            5.19
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* Index did not exist prior to 1969.


PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 4/30/99

                           Class A       Class B    Class C     Class M
------------------------------------------------------------------------------
Distributions (number)        1             1          1           1
------------------------------------------------------------------------------
Income                     $0.048         $ --       $ --        $ --
------------------------------------------------------------------------------
Capital gains
 Long-term                  0.323         0.323        --        0.323
------------------------------------------------------------------------------
 Short-term                   --            --         --          --
------------------------------------------------------------------------------
Total                      $0.371        $0.323      $ --       $0.323
------------------------------------------------------------------------------
Share value:            NAV      POP       NAV        NAV    NAV      POP
------------------------------------------------------------------------------
10/31/98               $11.01   $11.68   $10.59      $ --   $10.90    $11.30
------------------------------------------------------------------------------
2/1/99*                  --        --      --        12.97    --        --
------------------------------------------------------------------------------
4/30/99                 12.97    13.76    12.46      12.95   12.86     13.33
------------------------------------------------------------------------------

* Inception date of class C shares.





TOTAL RETURN FOR PERIODS ENDED 03/31/99 (most recent calendar quarter)

                      Class A           Class B           Class C         Class M
(inception dates)    (9/1/67)          (4/27/92)         (2/1/99)         (3/1/95)
                   NAV      POP      NAV      CDSC     NAV     CDSC      NAV     POP
--------------------------------------------------------------------------------------
6 months          25.47%   18.27%   25.08%   20.08%   25.01%   24.01%   25.13%   20.73%
--------------------------------------------------------------------------------------
1 year            15.08     8.46    14.25     9.25    14.29    13.29    14.47    10.50
--------------------------------------------------------------------------------------
5 years          105.67    93.83    98.21    96.21    98.10    98.10   100.37    93.42
Annual average    15.51    14.15    14.66    14.43    14.65    14.65    14.91    14.10
--------------------------------------------------------------------------------------
10 years         239.79   220.25   214.10   214.10   215.23   215.23   222.06   210.79
Annual average    13.01    12.34    12.13    12.13    12.17    12.17    12.41    12.01
--------------------------------------------------------------------------------------
Annual average
(life of fund)    11.13    10.92    10.09    10.09    10.30    10.30    10.37    10.25
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of the performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) All-Country World Free Index* is an unmanaged list of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



The Putnam family of funds


The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund  [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund + [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey,
New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.  Contact
               Putnam for details.

 [SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
   Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses.
This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.





The fund's portfolio
April 30, 1999 (Unaudited)

COMMON STOCKS (98.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,846,300  AMP Ltd.                                                                               $   21,556,429
          8,525,000  Cable & Wireless Optus Ltd. (NON)                                                          19,173,578
          8,742,100  Coles Myer Ltd.                                                                            46,430,897
          2,021,900  Commonwealth Bank of Australia                                                             36,800,951
                                                                                                            --------------
                                                                                                               123,961,855

Brazil (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            239,100  Telesp Celular Participacoes S.A. ADR (NON)                                                 5,977,500

Canada  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            452,500  Northern Telecom Ltd.                                                                      30,718,988
          1,249,000  Toronto-Dominion Bank                                                                      66,676,713
                                                                                                            --------------
                                                                                                                97,395,701

Finland (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,700,209  Oy Nokia AB Class A                                                                       131,224,001

France (6.7%)
--------------------------------------------------------------------------------------------------------------------------
            167,371  Accor S.A.                                                                                 44,181,090
            310,247  Axa S.A. de S.V. (NON)                                                                     40,111,090
            386,480  Cap Gemini S.A.                                                                            59,167,228
            104,080  Castorama Dubois                                                                           24,941,419
            139,281  Elf Aquitaine S.A.                                                                         21,661,817
             78,901  Sanofi S.A.                                                                                12,379,677
            448,483  Sidel S.A.                                                                                 54,092,432
            309,095  STMicroelectronics                                                                         32,244,419
             89,231  Synthelabo                                                                                 18,267,638
            197,442  Societe Television Francaise 1                                                             38,645,323
            440,900  Valeo S.A.                                                                                 37,317,776
                                                                                                            --------------
                                                                                                               383,009,909

Germany (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            522,200  DaimlerChrysler AG (NON)                                                                   51,629,966
             14,771  EM TV & Merchandising AG                                                                   13,986,808
            577,310  Mannesmann AG                                                                              76,104,930
                                                                                                            --------------
                                                                                                               141,721,704

Greece (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,360  National Bank of Greece Rights (NON)                                                            3,960

Hong Kong (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         10,739,000  China Telecom Ltd.                                                                         24,526,417

Ireland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,306,899  Allied Irish Banks PLC                                                                     37,342,689
          1,166,838  CRH PLC                                                                                    23,023,697
            524,300  Elan Corp. PLC ADR (NON)                                                                   27,001,450
                                                                                                            --------------
                                                                                                                87,367,836

Italy (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,893,380  Alleanza Assicurazioni SpA                                                                 34,744,575
          5,154,600  Banca Intesa SpA (NON)                                                                     27,485,977
            843,200  Banca Popolare di Brescia SpA                                                              29,038,037
          2,489,600  Mediaset SpA                                                                               21,598,774
          2,843,500  Mediolanum SpA                                                                             18,802,644
                                                                                                            --------------
                                                                                                               131,670,007

Japan (10.9%)
--------------------------------------------------------------------------------------------------------------------------
            396,800  Aiful Corp.                                                                                32,487,513
              1,985  DDI Corp.                                                                                   9,864,284
          5,021,300  Fujitsu Ltd.                                                                               86,051,752
             24,000  Fujitsu Support and Services, Inc. 144A                                                     2,936,395
            426,700  Itoen Ltd.                                                                                 29,464,569
            600,520  KAO Corp.                                                                                  15,248,262
            835,000  Matsushita Communication Industrial Co., Ltd.                                              59,967,720
            609,000  Murata Manufacturing Co., Ltd.                                                             34,856,858
          5,789,000  Nikko Securities Co., Ltd.                                                                 33,231,071
              2,517  NTT Data Corp.                                                                             19,932,660
                530  NTT Mobile Communications                                                                  31,090,245
             41,000  Rohm Co. Ltd.                                                                               4,947,624
            301,000  Secom Co.                                                                                  29,411,372
            170,000  Seven-Eleven Japan Co., Ltd.                                                               14,516,881
             57,400  Shohkoh Fund & Co., Ltd.                                                                   33,671,322
            309,000  Softbank Corp.                                                                             41,146,473
          1,339,000  Takeda Chemical Industries                                                                 58,236,890
            468,700  Takefuji Corp.                                                                             38,884,846
            395,600  Tokyo Electron Ltd.                                                                        22,543,193
            777,000  Yamanouchi Pharmaceutical Co., Ltd.                                                        24,612,915
                                                                                                            --------------
                                                                                                               623,102,845

Netherlands (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            789,420  ABN AMRO Holding N.V.                                                                      18,833,903
            481,920  ASM Lithography Holding N.V. (NON)                                                         20,343,867
            684,380  Equant N.V. (NON)                                                                          62,197,960
          1,352,900  Fortis Amev N.V.                                                                           48,237,108
            589,300  Koninklijke Ahold N.V.                                                                     21,915,301
                                                                                                            --------------
                                                                                                               171,528,139

Portugal (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,186,500  Banco Comercial Portuguese, S.A.                                                           33,504,411

Singapore (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            392,000  Oversea Chinese Banking Corp.                                                               3,678,905

Spain (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,058,490  Banco Santander Central Hispano S.A.                                                       23,024,783
            711,690  Centros Comerciales Continente S.A.                                                        16,866,484
                                                                                                            --------------
                                                                                                                39,891,267

Sweden (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            320,248  Hennes & Mauritz AB Class B                                                                27,677,821
          1,796,800  Securitas AB                                                                               26,700,587
          1,102,662  Securitas AB Class B                                                                       16,385,643
          1,525,100  Skandia Forsakrings AB                                                                     29,552,688
                                                                                                            --------------
                                                                                                               100,316,739

Switzerland (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             13,993  Julius Baer Holdings AG                                                                    45,602,393

United Kingdom (13.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,584,400  British Telecommunications PLC ADR (NON)                                                   93,806,528
          4,321,000  Cable & Wireless Communications (NON)                                                      49,293,147
            693,400  CMG PLC                                                                                    18,765,748
          2,593,400  Compass Group PLC                                                                          26,580,612
          2,949,200  Dixons Group PLC                                                                           62,969,637
            147,000  Energis PLC (NON)                                                                           3,938,108
            904,300  Energis PLC 144A (NON)                                                                     24,226,061
          1,000,600  Granada Group PLC                                                                          21,380,341
          3,654,200  Lloyds TSB Group PLC                                                                       58,825,476
          7,418,196  Misys PLC (NON)                                                                            69,645,844
          2,819,600  Next PLC                                                                                   34,796,768
          4,177,200  Orange PLC ADR (NON)                                                                       56,860,631
          1,673,900  Royal Bank Of Scotland Group (NON)                                                         39,483,853
          3,576,300  SEMA Group PLC                                                                             34,583,143
          2,069,006  Smithkline Beecham PLC ADR                                                                 27,364,632
         16,158,900  Telewest Communications PLC (NON)                                                          74,619,053
          3,848,652  Vodafone Group PLC                                                                         70,903,908
                                                                                                            --------------
                                                                                                               768,043,490

United States (47.1%)
--------------------------------------------------------------------------------------------------------------------------
            312,700  AFLAC, Inc. (NON)                                                                          16,963,975
            234,600  AirTouch Communications, Inc. (NON)                                                        21,905,775
             74,600  Allergan, Inc. (NON)                                                                        6,704,675
             41,100  Amazon.com, Inc. (NON)                                                                      7,071,769
            383,700  America Online, Inc. (NON)                                                                 54,773,175
            321,800  American Express Co. (NON)                                                                 42,055,238
            200,000  American General Corp. (NON)                                                               14,800,000
            561,900  American Home Products Corp. (NON)                                                         34,275,900
            569,200  American International Group, Inc.                                                         66,845,425
            276,400  Amgen, Inc. (NON)                                                                          16,981,325
            241,800  Apple Computer, Inc. (NON)                                                                 11,122,800
            281,800  Associates First Capital Corp.                                                             12,487,263
            568,592  AT&T Corp. (NON)                                                                           36,318,814
             93,900  Bausch & Lomb, Inc. (NON)                                                                   7,042,500
            307,300  Best Buy Co., Inc. (NON)                                                                   14,673,575
            149,100  Biogen, Inc. (NON)                                                                         14,173,819
            276,375  Cardinal Health, Inc.                                                                      16,530,680
            645,500  Carnival Corp. Class A                                                                     26,626,875
            480,075  Cisco Systems, Inc. (NON)                                                                  54,758,555
            925,500  Citigroup, Inc.                                                                            69,643,875
            164,800  Clear Channel Communications, Inc. (NON)                                                   11,453,600
            194,600  Clorox Co.                                                                                 22,451,975
             38,200  CMGI, Inc.                                                                                  9,724,288
            167,300  Comcast Corp. Class A                                                                      10,989,519
            334,600  Comerica, Inc.                                                                             21,769,913
            327,300  Computer Sciences Corp. (NON)                                                              19,494,806
            229,100  Comverse Technology, Inc. (NON)                                                            14,691,038
            360,000  Conoco, Inc.                                                                                9,765,000
            607,300  Costco Companies, Inc. (NON)                                                               49,153,344
            572,758  CVS Corp.                                                                                  27,277,600
            420,000  EMC Corp. (NON)                                                                            45,753,750
            132,700  Enron Corp.                                                                                 9,985,675
            265,900  Estee Lauder Cos. Class A                                                                  26,623,238
            557,400  Exxon Corp.                                                                                46,299,038
            165,500  FDX Corp. (NON)                                                                            18,629,094
            261,800  Fifth Third Bancorp                                                                        18,767,788
          1,316,820  Firstar Corp.                                                                              39,586,901
            386,400  Gap, Inc. (The)                                                                            25,719,750
            880,100  General Electric Co.                                                                       92,850,550
            327,300  General Instrument Corp. (NON)                                                             11,946,450
            250,900  Guidant Corp.                                                                              13,470,194
            732,800  Home Depot, Inc. (The)                                                                     43,922,200
            308,400  IBM Corp.                                                                                  64,513,425
            521,900  IMS Health, Inc.                                                                           15,657,000
          1,205,900  Intel Corp.                                                                                73,786,006
            427,300  Interpublic Group Cos., Inc.                                                               33,142,456
            283,000  Johnson & Johnson                                                                          27,592,500
            192,700  Kimberly-Clark Corp.                                                                       11,814,919
            175,300  Kroger Co. (NON)                                                                            9,520,981
            134,900  Lilly (Eli) & Co.                                                                           9,932,013
          1,334,700  Lucent Technologies, Inc.                                                                  80,248,838
            783,700  MCI WorldCom, Inc. (NON)                                                                   64,410,344
            452,800  MediaOne Group, Inc. (NON)                                                                 36,931,500
            447,300  Merck & Co., Inc.                                                                          31,422,825
            294,600  Merrill Lynch & Co., Inc.                                                                  24,727,988
          1,522,000  Microsoft Corp. (NON)                                                                     123,757,625
            169,100  Morgan Stanley, Dean Witter, Discover and Co.                                              16,772,606
            323,700  Motorola, Inc.                                                                             25,936,463
             49,100  Northern Trust Corp.                                                                        4,572,438
            359,800  Pfizer, Inc.                                                                               41,399,488
            525,500  Pharmacia & Upjohn, Inc.                                                                   29,428,000
            385,500  Pitney Bowes, Inc.                                                                         26,960,906
            125,800  Praxair, Inc.                                                                               6,510,150
            310,495  Providian Financial Corp.                                                                  40,073,261
            134,600  QUALCOMM, Inc. (NON)                                                                       26,920,000
            649,200  Safeway, Inc. (NON)                                                                        35,016,225
          1,032,800  SBC Communications, Inc.                                                                   57,836,800
          1,078,300  Schering-Plough Corp.                                                                      52,095,369
            216,400  Schwab (Charles) Corp.                                                                     23,749,900
            272,300  Solectron Corp. (NON)                                                                      13,206,550
            483,700  Sprint Corp.                                                                               49,609,481
            234,600  Sprint Corp. (PCS Group)                                                                    9,941,175
            480,000  Sun Microsystems, Inc. (NON)                                                               28,710,000
            196,400  Tellabs, Inc. (NON)                                                                        21,487,388
            941,900  Time Warner, Inc.                                                                          65,933,000
          1,011,000  TJX Cos., Inc. (The)                                                                       33,678,938
            245,500  Tricon Global Restaurants, Inc. (NON)                                                      15,804,063
            849,600  Tyco International Ltd.                                                                    69,030,000
            238,200  United Technologies Corp.                                                                  34,509,225
            960,100  Viacom, Inc. Class B (NON)                                                                 39,244,088
          1,774,700  Wal-Mart Stores, Inc.                                                                      81,636,200
          1,029,200  Walgreen Co.                                                                               27,659,750
            749,200  Warner-Lambert Co.                                                                         50,898,775
            265,500  Waste Management, Inc.                                                                     15,000,750
                                                                                                            --------------
                                                                                                             2,687,161,133
                                                                                                            --------------
                     Total Common Stocks (cost $4,330,620,667)                                              $5,599,688,212

INVESTMENT COMPANIES (--%) (a) (cost $218,916)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,054  India Magnum Fund Class A (acquired 3/23/95, cost $218,916)
                       (India) (NON) (RES)                                                                  $      129,728

SHORT-TERM INVESTMENTS (1.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Prudential Funding Corp., effective yield of 4.93%,
                       May 3, 1999                                                                          $   49,979,458
          4,437,000  Interest in $292,698,000 joint repurchase agreement dated
                       April 30, 1999 with Warburg Securities due May 3, 1999
                       with respect to various U.S. Treasury obligations --
                       maturity value of $4,438,801 for an effective yield of 4.87%                              4,437,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $54,416,458)                                        $   54,416,458
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $4,385,256,041) (b)                                            $5,654,234,398
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,704,179,345.

  (b) The aggregate identified cost on a tax basis is $4,412,428,374, resulting in gross unrealized appreciation and depreciation of $1,310,528,087 and $68,722,063, respectively, or net unrealized appreciation of $1,241,806,024.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 1999 was $129,728 or less than 0.01% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at April 30, 1999 (as a percentage of net assets):

         Insurance and finance       20.4%
         Telecommunications          18.6
         Retail                      10.8

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1999 (Unaudited)
(aggregate face value $491,526,612)

                           Market    Aggregate Face      Delivery   Unrealized
                           Value         Value             Date    Appreciation
-------------------------------------------------------------------------------
British Pounds         $204,372,114  $204,758,852        6/25/99  $   386,738
Euro Dollars            276,554,521   286,767,760        6/25/99   10,213,239
-------------------------------------------------------------------------------
                                                                  $10,599,977
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,385,256,041) (Note 1)                                        $5,654,234,398
-----------------------------------------------------------------------------------------------
Cash                                                                                     18,276
-----------------------------------------------------------------------------------------------
Foreign currency                                                                        568,632
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     4,461,665
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                7,773,299
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      233,465,079
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       10,599,977
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        597,719
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,911,719,045

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    187,092,816
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,057,906
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          8,599,368
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,069,379
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            35,167
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              6,220
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,432,966
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             4,118
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  241,760
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   207,539,700
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,704,179,345

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,061,217,681
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (22,226,346)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              385,347,728
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                 1,279,840,282
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,704,179,345

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,518,847,819 divided by 271,319,188 shares)                                           $12.97
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.97)*                                  $13.76
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,991,317,729 divided by 159,799,969 shares)**                                         $12.46
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($6,243,499 divided by 482,106 shares)**                                                 $12.95
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($65,485,630 divided by 5,093,515 shares)                                                $12.86
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.86)*                                  $13.33
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($122,284,668 divided by 9,279,002 shares)                                               $13.18
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $796,638)                                       $   14,021,675
-----------------------------------------------------------------------------------------------
Interest                                                                                432,218
-----------------------------------------------------------------------------------------------
Total investment income                                                              14,453,893

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     16,338,187
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,405,493
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        20,810
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,906
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 4,103,444
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 9,646,628
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     6,781
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   224,106
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  99,767
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,173
-----------------------------------------------------------------------------------------------
Legal                                                                                    16,865
-----------------------------------------------------------------------------------------------
Postage                                                                                 307,589
-----------------------------------------------------------------------------------------------
Other                                                                                   871,418
-----------------------------------------------------------------------------------------------
Total expenses                                                                       37,077,167
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (612,157)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         36,465,010
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (22,011,117)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    409,156,880
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,280,686
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           2,887,698
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                 10,957,714
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        596,714,225
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,020,997,203
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $  998,986,086
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (22,011,117) $  (13,903,582)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                               413,325,264     154,948,642
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        607,671,939     400,487,961
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                998,986,086     541,533,021
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (12,641,970)    (55,521,899)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (24,067,329)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (740,570)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (427,765)     (1,101,259)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (85,069,925)   (427,627,489)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (52,122,170)   (279,693,689)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,534,321)     (7,129,800)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,818,004)     (7,589,027)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   130,602,319     606,332,642
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        975,974,250     344,394,601

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               4,728,205,095   4,383,810,494
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $22,226,346 and $12,854,506, respectively)                             $5,704,179,345  $4,728,205,095
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.01           $12.00           $11.10           $10.13            $9.92            $9.30
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.03)(b)           --(b)           .04(b)           .09(b)           .09              .02
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.36             1.23             1.68             1.47              .43              .77
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.33             1.23             1.72             1.56              .52              .79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.05)            (.26)            (.27)            (.18)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.32)           (1.96)            (.55)            (.41)            (.30)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)           (2.22)            (.82)            (.59)            (.31)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.97           $11.01           $12.00           $11.10           $10.13            $9.92
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.38*           13.02            16.40            16.10             5.64             8.62
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,518,848       $2,882,999       $2,628,933       $2,186,426       $1,689,656       $1,507,550
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .55*            1.18             1.24             1.27             1.28             1.33
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.27)*           (.01)             .31              .84             1.05              .83
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             85.97*          162.35           154.98            72.88            63.31            17.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         April 30
operating performance           (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.59           $11.62           $10.78            $9.86            $9.74            $9.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.08)(b)         (.08)(b)         (.05)(b)          .01(b)           .03              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.27             1.18             1.64             1.43              .40              .71
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.19             1.10             1.59             1.44              .43              .72
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.17)            (.20)            (.11)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.32)           (1.96)            (.55)            (.41)            (.30)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.32)           (2.13)            (.75)            (.52)            (.31)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.46           $10.59           $11.62           $10.78            $9.86            $9.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             20.89*           12.13            15.54            15.25             4.80             7.95
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,991,318       $1,732,139       $1,664,215       $1,327,246         $975,794         $801,443
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .93*            1.93             1.99             2.02             2.04             2.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.65)*           (.75)            (.45)             .09              .29              .12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             85.97*          162.35           154.98            72.88            63.31            17.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                 February 1, 1999+
Per-share                                                                                                            to April 30
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.97
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                             (.03)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .01
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $12.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (0.15)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $6,243
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .46*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                                (.27)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  85.97*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                          April 30                                                        March 1, 1995+
operating performance                            (Unaudited)                 Year ended October 31                 to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $10.90           $11.90           $11.05           $10.09            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.06)(b)         (.06)(b)         (.02)(b)          .03(b)           .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.34             1.22             1.66             1.47             1.22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.28             1.16             1.64             1.50             1.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.20)            (.24)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.32)           (1.96)            (.55)            (.41)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)           (2.16)            (.79)            (.54)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.86           $10.90           $11.90           $11.05           $10.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              21.13*           12.48            15.72            15.54            13.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $65,486          $50,700          $43,662          $24,179           $5,853
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .80*            1.68             1.74             1.80             1.23*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.52)*           (.50)            (.21)             .32              .17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              85.97*          162.35           154.98            72.88            63.31
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                            For the period
Per-share                         April 30                                                                          June 15, 1994+
operating performance           (Unaudited)                           Year ended October 31                         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.20           $12.17           $11.24           $10.25           $10.00            $9.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(b)          .03(b)           .08(b)           .12(b)           .09              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.40             1.25             1.70             1.48              .47              .53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.38             1.28             1.78             1.60              .56              .54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.08)            (.29)            (.30)            (.20)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.32)           (1.96)            (.55)            (.41)            (.30)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.40)           (2.25)            (.85)            (.61)            (.31)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.18           $11.20           $12.17           $11.24           $10.25           $10.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             21.47*           13.35            16.75            16.39             6.00             5.71*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $122,285          $62,367          $47,000          $66,708          $42,582          $29,396
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .43*             .93              .99             1.02             1.06              .37*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.13)*            .24              .69             1.09             1.20              .42*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             85.97*          162.35           154.98            72.88            63.31            17.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The fund offers class A, class B, class C, class M and class Y shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $612,157 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,920 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of the Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $320,127 and $13,185 from the sale of class A and class M shares, respectively, and received $1,110,736 and $4,139 in contingent deferred sales charges from redemptions of class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $3,944 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $4,615,178,261 and $4,555,258,254, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,018,787       $499,372,561
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,628,991         93,150,726
-----------------------------------------------------------------------------
                                                47,647,778        592,523,287

Shares
repurchased                                    (38,082,769)      (474,776,369)
-----------------------------------------------------------------------------
Net increase                                     9,565,009       $117,746,918
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     67,632,824       $765,441,417
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   48,094,524        460,264,719
-----------------------------------------------------------------------------
                                               115,727,348      1,225,706,136

Shares
repurchased                                    (72,999,084)      (818,734,753)
-----------------------------------------------------------------------------
Net increase                                    42,728,264       $406,971,383
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     18,290,663       $218,492,327
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,156,959         48,885,840
-----------------------------------------------------------------------------
                                                22,447,622        267,378,167

Shares
repurchased                                    (26,198,240)      (313,356,369)
-----------------------------------------------------------------------------
Net decrease                                    (3,750,618)      $(45,978,202)
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,103,540       $347,176,136
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   30,698,837        284,271,233
-----------------------------------------------------------------------------
                                                62,802,377        631,447,369

Shares
repurchased                                    (42,493,698)      (459,737,498)
-----------------------------------------------------------------------------
Net increase                                    20,308,679       $171,709,871
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        516,968        $ 6,622,137
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          ---                ---
-----------------------------------------------------------------------------
                                                   516,968          6,622,137

Shares
repurchased                                        (34,862)          (455,088)
-----------------------------------------------------------------------------
Net increase                                       482,106        $ 6,167,049
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,224,573       $ 27,466,919
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      121,972          1,478,299
-----------------------------------------------------------------------------
                                                 2,346,545         28,945,218

Shares
repurchased                                     (1,902,718)       (23,491,789)
-----------------------------------------------------------------------------
Net increase                                       443,827       $  5,453,429
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,198,969        $24,442,916
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      789,181          7,505,074
-----------------------------------------------------------------------------
                                                 2,988,150         31,947,990

Shares
repurchased                                     (2,006,965)       (22,548,855)
-----------------------------------------------------------------------------
Net increase                                       981,185        $ 9,399,135
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,695,672        $59,749,584
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      181,278          2,245,769
-----------------------------------------------------------------------------
                                                 4,876,950         61,995,353

Shares
repurchased                                     (1,168,124)       (14,782,228)
-----------------------------------------------------------------------------
Net increase                                     3,708,826        $47,213,125
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,546,489        $29,156,167
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      895,004          8,690,286
-----------------------------------------------------------------------------
                                                 3,441,493         37,846,453

Shares
repurchased                                     (1,733,001)       (19,594,200)
-----------------------------------------------------------------------------
Net increase                                     1,708,492        $18,252,253
-----------------------------------------------------------------------------



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Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert Swift
Vice President and Fund Manager

Kelly A. Morgan
Vice President and Fund Manager

Lisa Svensson
Vice President and Fund Manager

Michael Arends
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

David Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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PUTNAM
INVESTMENTS
---------------------


For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com.

SA006-52493 005/882/907/513 6/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Global Growth Fund
Supplement to Semiannual Report dated 4/30/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam?s funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return:                            NAV

Six months ended 4/30/99                 21.47%
One year ended 4/30/99                   14.61
Five years ended 4/30/99                107.86
Annual average                           15.76
Ten years ended 4/30/99                 238.19
Annual average                           12.96
Life of class (since 9/1/67)           2796.35
Annual average                           11.22
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Share value:                             NAV

4/30/98                                 $11.20
4/30/99                                  13.18
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Distributions:    No.    Income     Capital gains            Total
                   1     $0.076        $0.323               $0.399
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Please note that past performance does not indicate future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.